Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum payments under non-cancellable operating leases
2016	¥ 8,606
2017	5,564
2018	2,763
2019 and thereafter	2,592
Total	19,525
Total rental expenses	¥ 8,545	¥ 4,843	¥ 4,795